Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Alpha Fiduciary Quantitative Strategy Fund | Alpha Fiduciary Quantitative Strategy Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	5.83%	2.10%	(22.23%)	44.62%	(23.80%)